Quarterly Holdings Report
for

Fidelity Asset Manager® 50%

June 30, 2019

FAA-QTLY-0819
1.803291.115

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 48.3%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	10,302,174	$49,965,545
Fidelity Communication Services Central Fund (a)	1,330,821	271,713,666
Fidelity Consumer Discretionary Central Fund (a)	955,203	326,832,173
Fidelity Consumer Staples Central Fund (a)	1,035,886	206,638,639
Fidelity Emerging Markets Equity Central Fund (a)	1,421,452	311,056,318
Fidelity Energy Central Fund (a)	1,375,439	146,470,515
Fidelity Financials Central Fund (a)	5,705,614	581,459,100
Fidelity Health Care Central Fund (a)	1,071,776	468,366,240
Fidelity Industrials Central Fund (a)	1,095,044	316,752,375
Fidelity Information Technology Central Fund (a)	1,838,471	721,618,285
Fidelity International Equity Central Fund (a)	10,379,218	811,966,257
Fidelity Materials Central Fund (a)	399,206	81,070,757
Fidelity Real Estate Equity Central Fund (a)	783,070	91,055,328
Fidelity Utilities Central Fund (a)	556,618	106,275,009
TOTAL EQUITY CENTRAL FUNDS
(Cost $2,890,301,475)		4,491,240,207

Fixed-Income Central Funds - 36.9%
High Yield Fixed-Income Funds - 2.0%
Fidelity Emerging Markets Debt Central Fund (a)	4,747,027	45,571,462
Fidelity Floating Rate Central Fund (a)	447,451	45,384,991
Fidelity High Income Central Fund (a)	830,185	92,590,567

TOTAL HIGH YIELD FIXED-INCOME FUNDS		183,547,020

Investment Grade Fixed-Income Funds - 34.9%
Fidelity Inflation-Protected Bond Index Central Fund (a)	4,146,590	423,988,788
Fidelity International Credit Central Fund (a)	552,964	56,308,330
Fidelity Investment Grade Bond Central Fund (a)	24,956,868	2,763,723,516

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,244,020,634

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $3,166,362,845)		3,427,567,654

Money Market Central Funds - 7.1%
Fidelity Cash Central Fund 2.42% (b)	229,937,937	229,983,925
Fidelity Money Market Central Fund 2.57% (b)	270,051,918	270,078,923
Fidelity Securities Lending Cash Central Fund 2.42% (b)(c)	157,087,102	157,102,811
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $657,145,722)		657,165,659
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 2.11% to 2.39% 8/1/19 to 9/26/19 (d)
(Cost $20,249,465)	20,320,000	20,255,137
	Shares	Value

Investment Companies - 9.2%
iShares 20+ Year Treasury Bond ETF (e)	1,323,227	$175,737,778
iShares Core MSCI Emerging Markets ETF	8,633,326	444,098,285
iShares MSCI Japan ETF (e)	2,587,074	141,202,499
iShares S&P 500 Index ETF	329,513	97,123,957
TOTAL INVESTMENT COMPANIES
(Cost $844,141,231)		858,162,519
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $7,578,200,738)		9,454,391,176
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(160,774,467)
NET ASSETS - 100%		$9,293,616,709

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	4,261	Sept. 2019	$409,759,065	$(11,535,933)	$(11,535,933)

The notional amount of futures sold as a percentage of Net Assets is 4.4%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $20,255,137.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,750,900
Fidelity Commodity Strategy Central Fund	415,507
Fidelity Communication Services Central Fund	1,325,149
Fidelity Consumer Discretionary Central Fund	11,862,970
Fidelity Consumer Staples Central Fund	18,816,078
Fidelity Emerging Markets Debt Central Fund	2,003,677
Fidelity Emerging Markets Equity Central Fund	16,843,967
Fidelity Energy Central Fund	2,384,975
Fidelity Financials Central Fund	34,579,000
Fidelity Floating Rate Central Fund	3,852,238
Fidelity Health Care Central Fund	26,409,868
Fidelity High Income Central Fund	1,313,337
Fidelity High Income Central Fund 1	5,767,621
Fidelity Industrials Central Fund	16,597,854
Fidelity Inflation-Protected Bond Index Central Fund	10,242,444
Fidelity Information Technology Central Fund	120,604,794
Fidelity International Credit Central Fund	2,365,716
Fidelity International Equity Central Fund	53,841,734
Fidelity Investment Grade Bond Central Fund	73,237,382
Fidelity Materials Central Fund	7,207,250
Fidelity Money Market Central Fund	5,189,087
Fidelity Real Estate Equity Central Fund	1,525,844
Fidelity Securities Lending Cash Central Fund	87,268
Fidelity Utilities Central Fund	9,664,916
Total	$432,889,576

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of payments to and from borrowers of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$19,568,502	$37,579,269	$2,286,312	$(130,876)	$(4,765,038)	$49,965,545	20.7%
Fidelity Communication Services Central Fund	65,756,271	189,141,574	9,575,905	229,633	26,162,093	271,713,666	15.6%
Fidelity Consumer Discretionary Central Fund	375,542,191	22,467,964	61,352,667	2,595,927	(12,421,242)	326,832,173	16.4%
Fidelity Consumer Staples Central Fund	198,437,885	22,240,055	11,852,426	(792,567)	(1,394,308)	206,638,639	15.7%
Fidelity Emerging Markets Debt Central Fund	44,440,007	2,671,997	2,441,642	(34,897)	935,997	45,571,462	1.7%
Fidelity Emerging Markets Equity Central Fund	210,584,026	122,881,415	27,330,281	(1,166,002)	6,087,160	311,056,318	28.9%
Fidelity Energy Central Fund	194,066,270	5,349,375	10,387,376	(1,873,538)	(40,684,216)	146,470,515	16.0%
Fidelity Financials Central Fund	600,596,106	44,810,726	48,675,007	(2,909,091)	(12,363,634)	581,459,100	16.9%
Fidelity Floating Rate Central Fund	89,995,019	5,185,577	48,232,671	1,035,870	(2,598,804)	45,384,991	2.4%
Fidelity Health Care Central Fund	520,576,948	34,521,445	41,004,682	1,975,191	(47,702,662)	468,366,240	16.1%
Fidelity High Income Central Fund	--	1,380,570	68,763,287	(383,011)	(135,430)	92,590,567	3.6%
Fidelity High Income Central Fund 1	141,009,521	25,628,309	6,419,587	(17,372)	290,854	--	0.0%
Fidelity Industrials Central Fund	338,907,106	22,157,948	24,847,558	(1,268,374)	(18,196,747)	316,752,375	16.7%
Fidelity Inflation-Protected Bond Index Central Fund	370,474,121	159,129,316	112,060,184	(616,202)	7,061,737	423,988,788	30.6%
Fidelity Information Technology Central Fund	888,048,275	165,240,689	174,854,639	(11,181,039)	(145,635,001)	721,618,285	16.1%
Fidelity International Credit Central Fund	53,970,376	3,167,398	2,929,980	(3,979)	1,579,985	56,308,330	30.5%
Fidelity International Equity Central Fund	851,185,720	68,693,164	49,284,407	(1,082,899)	(57,545,321)	811,966,257	31.4%
Fidelity Investment Grade Bond Central Fund	2,984,959,552	209,879,193	568,027,044	(1,193,008)	138,104,823	2,763,723,516	18.1%
Fidelity Materials Central Fund	89,273,982	8,803,178	4,957,938	(876,951)	(11,171,514)	81,070,757	16.7%
Fidelity Real Estate Equity Central Fund	39,408,807	51,548,020	2,180,617	36,630	2,242,488	91,055,328	31.0%
Fidelity Utilities Central Fund	101,941,110	11,402,309	8,180,809	209,556	902,843	106,275,009	16.7%
	$8,178,741,795	$1,213,879,491	$1,285,645,019	$(17,446,999)	$(171,245,937)	$7,918,807,861

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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